CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Total net revenues	¥ 3,414,774	$ 480,961	¥ 3,706,122	¥ 5,839,973
Total cost of revenues	(901,455)	(126,967)	(1,187,370)	(1,941,177)
Gross profit	2,513,319	353,994	2,518,752	3,898,796
Operating expenses:
Fulfilment expenses	(229,021)	(32,257)	(269,886)	(434,018)
Selling and marketing expenses	(2,230,974)	(314,226)	(2,330,480)	(4,005,589)
General and administrative expenses	(500,942)	(70,556)	(720,409)	(941,347)
Research and development expenses	(111,698)	(15,732)	(126,875)	(142,086)
Impairment of goodwill	354,039	49,865	0	0
Total operating expenses	(3,426,674)	(482,636)	(3,447,650)	(5,523,040)
Loss from operations	(913,355)	(128,642)	(928,898)	(1,624,244)
Financial income	89,020	12,538	34,656	45,658
Foreign currency exchange (loss) gain	7,218	1,017	(35,357)	(1,751)
Income from equity method investments, net	10,122	1,426	12,548	5,978
Impairment of investments | ¥			(5,078)	(1,375)
Other income, net	53,558	7,543	103,501	27,775
Loss before income tax expenses	(753,437)	(106,118)	(818,628)	(1,547,959)
Income tax benefits (expenses)	3,210	452	(2,705)	921
Net loss	(750,227)	(105,666)	(821,333)	(1,547,038)
Less: Net loss attributable to non-controlling interests and redeemable non-controlling interests	(5,439)	(766)	(5,962)	(6,304)
Accretion to redeemable non-controlling interests	2,975	419
Net loss attributable to the Yatsen Holding Limited's shareholders	¥ (747,763)	$ (105,319)	¥ (815,371)	¥ (1,540,734)
Net loss per ordinary share
Net loss per ordinary share-basic | (per share)	¥ (0.34)	$ (0.05)	¥ (0.34)	¥ (0.61)
Net loss per ordinary share-diluted | (per share)	¥ (0.34)	$ (0.05)	¥ (0.34)	¥ (0.61)
Weighted average number of ordinary shares used in computing net loss per ordinary share
Ordinary shares—basic	2,195,818,231	2,195,818,231	2,372,728,777	2,526,833,201
Ordinary shares—diluted	2,195,818,231	2,195,818,231	2,372,728,777	2,526,833,201